Newly Adopted Accounting Standards and Accounting Standards Not Yet Implemented Accounting Standards Not Yet Implemented (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies Not Yed Implemented [Abstract]
Deferred Finance Costs, Net	$ 105.7	$ 78.7